Goodwill, VOBA and Other Intangible Assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in VOBA
Beginning balance	$ 10,129	$ 11,555	$ 13,105
Amortization, net of interest accrued	(1,323)	(1,426)	(1,550)
Ending balance	$ 8,806	$ 10,129	$ 11,555